Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of potentially dilutive securities
Security	2019	2018
Stock Options	106,253,339	107,958,331
Warrants	46,201,477	45,964,543
Total	152,454,816	153,922,874

	2018	2017
Stock Options	106,253,339	103,208,331
Warrants	46,201,477	48,164,543
Total	152,454,816	151,372,874